Rule 497(e)
                                                 File Nos. 2-90519 and 811-4007

                                   SUPPLEMENT

                             Dated April 4, 2001 to
                      Prospectuses dated February 28, 2001

                SMITH BARNEY(SM) DIVERSIFIED LARGE CAP GROWTH FUND
               SMITH BARNEY(SM) SMALL CAP GROWTH OPPORTUNITIES FUND



    On or about April 4, 2001, Citibank, N.A., each fund's investment manager, expects to transfer its asset management business, including management of the funds, to its newly formed affiliate, Citi Fund Management Inc. Each fund anticipates that the current Citibank personnel will continue to manage and administer the fund's portfolio through Citi Fund Management. Citi Fund Management is located at 100 First Stamford Place, Stamford, Connecticut. Citi Fund Management and Citibank are subsidiaries of Citigroup Inc.

FD02280 0301

                                                                    Rule 497(e)
                                                 File Nos. 2-90519 and 811-4007

                                   SUPPLEMENT

                             Dated April 4, 2001 to
          Statements of Additional Information dated February 28, 2001

                SMITH BARNEY(SM) DIVERSIFIED LARGE CAP GROWTH FUND
               SMITH BARNEY(SM) SMALL CAP GROWTH OPPORTUNITIES FUND



On or about April 4, 2001, Citibank, N.A., each fund's investment manager, expects to transfer its asset management business, including management of the funds, to its newly formed affiliate, Citi Fund Management Inc. Each fund anticipates that the current Citibank personnel will continue to manage and administer the fund's portfolio through Citi Fund Management. Citi Fund Management is located at 100 First Stamford Place, Stamford, Connecticut. Citi Fund Management and Citibank are subsidiaries of Citigroup Inc.